BUSINESS COMBINATION - Identified Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2022
Disclosure of detailed information about business combination [line items]
Contingent consideration on business combination	$ 10,729	$ 17,256
Aspire Group [Member]
Disclosure of detailed information about business combination [line items]
Cash			$ 69,500
Trade receivables			31,900
Prepaid expenses and other receivables			4,600
Investment in Associates			3,900
Tax receivable			3,400
Property and equipment			1,600
Intangibles (Note 8)			147,300
Deferred taxes			(18,400)
Trade and other payables			(13,200)
Royalty payable			(10,400)
Contingent consideration on business combination			(11,500)
Gaming tax payables			(8,200)
Client liabilities			(6,100)
Other assets and liabilities, net			2,100
Total identified assets and liabilities acquired			196,500
Goodwill (Note 8)			177,500
Non-controlling interests			(6,200)
Total consideration			$ 367,800